Note 9 - Share Capital and Reserves	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	Share capital and reserves

(a)	Authorized share capital

At
December 31, 2020,
the authorized share capital comprised an unlimited number of common shares. The common shares do not
have a par value. All issued shares are fully paid.

(b)	Details of private placements and other issues of common shares in 2020, 2019 and 2018

Share issue costs of
$40,990
was recorded for fees paid related to the Short Form Base Shelf Prospectus file subsequent to year-end on
February 25, 2021.

On
August 6, 2020,
the Company closed a non-brokered private placement by the issuance of
3,100,000
units at a price of
$0.65
per unit for gross proceeds of
$2,015,000.
Each unit consists of
one
common share and
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$0.90
per share until
August 6, 2023.
Share issue costs included a finder's fee of
$52,341
in cash. In connection with the private placement, the Company also incurred
$108,674
in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
March 27, 2020,
the Company closed a non-brokered private placement by the issuance of
5,509,658
units at a price of
$0.37
per unit for gross proceeds of
$2,038,573.
Each unit consists of
one
common share and
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$0.50
per share until
March 27, 2023.
In connection with the private placement, the Company also incurred
$42,349
in share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
June 7, 2018,
the Company closed a non-brokered private placement by the issuance of
9,440,000
units at a price of
$1.00
per unit for gross proceeds of
$9,440,000.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$1.35
per share until
June 7, 2022.
The warrants are subject to an acceleration provision whereby if, commencing
October 8, 2018,
the daily volume weighted average trading price of the common shares on the Toronto stock exchange is higher than
$2.00
for
20
consecutive trading days then, on the
20th
consecutive trading day of any such period (the “Acceleration Trigger Date”), the expiry date of the warrants may
be accelerated by the Company to the
30th
trading day after the Acceleration Trigger Date by the issuance of a news release announcing such acceleration within three
trading days of the Acceleration Trigger Date. Share issue costs included finders' fee of
$384,900
in cash, and finders' warrants to purchase up to
192,450
common shares at a price of
$1.35
per common share until
June 7, 2020.
The fair value of the finders' warrants was
$36,566
per statement of equity. In connection with the private placement, the Company also incurred
$216,659
in other cash share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

(c)	Warrants

The continuity of warrants for the years ended
December 31, 2020,
2019
and
2018
are as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2019	Issued	Exercised	Expired	2020
June 1, 2020	$2.45	4,928,900	-	-	(4,928,900)	-
June 7, 2020	$1.35	192,450	-	-	(192,450)	-
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	-	5,509,658	(20,000)	-	5,489,658
August 6, 2023	$0.90	-	3,100,000	-	-	3,100,000
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		10,341,350	8,609,658	(20,000)	(5,121,350)	13,809,658
Weighted average exercise price		$1.88	$0.64	$0.50	$2.41	$0.92

The weighted average remaining life of warrants outstanding at
December 31, 2020
was
2.08
years (
2019
–
1.53
years).

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
June 1, 2019	$2.00	295,734	-	-	(295,734)	-
August 7, 2019	$2.00	1,259,704	-	-	(1,259,704)	-
August 7, 2019	$1.35	10,411	-	-	(10,411)	-
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	192,450	-	-	-	192,450
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
May 14, 2024	$1.50	-	500,000	-	-	500,000
Warrants outstanding and exercisable		11,407,199	500,000	-	(1,565,849)	10,341,350
Weighted average exercise price		$1.91	$1.50	-	$2.00	$1.88

The weighted average remaining life of warrants outstanding at
December 31, 2019
was
1.53
years (
2018
–
2.14
years).

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
November 25, 2018	$2.00	1,614,541	-	-	(1,614,541)	-
November 25, 2018	$1.44	22,972	-	-	(22,972)	-
June 1, 2019	$2.00	295,734	-	-	-	295,734
August 7, 2019	$2.00	1,259,704	-	-	-	1,259,704
August 7, 2019	$1.35	10,411	-	-	-	10,411
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	-	192,450	-	-	192,450
June 7, 2022	$1.35	-	4,720,000	-	-	4,720,000
Warrants outstanding and exercisable		8,132,262	4,912,450	-	(1,637,513)	11,407,199
Weighted average exercise price		$2.27	$1.35	-	$1.99	$1.91

The weighted average remaining life of warrants outstanding at
December 31, 2018
was
2.14
years (
2017
–
1.95
years).

The weighted average fair value of finders' warrants granted during the years ended
December 31, 2020,
2019
and
2018
calculated using the Black-Scholes option-pricing model at the issue dates, are as follows:

Weighted average assumptions used

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
500,000	May 14, 2019	$0.10	1.54%	5	44.25%	$Nil
192,450	June 7, 2018	$0.19	1.94%	2	54.02%	$Nil

(d)	Share purchase option compensation plan

The Company's stock option plan permits the issuance of options up to a maximum of
10%
of the Company's issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed
2%
of the issued and outstanding common shares in any
twelve
month period. At
December 31, 2020,
the Company had reserved
523,025
stock options that
may
be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five
trading days immediately preceding the date of the grant.

The maximum term of all options is
five
years. The Board of Directors determines the term of the option (to a maximum of five
years) and the time during which any option
may
vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no
more than
25%
of such option being exercisable in any
three
month period. All options granted during the years ended
December 31, 2020,
2019
and
2018
vested on the grant date.

The Company's stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the years ended
December 31, 2020,
2019
and
2018
are as follows:

Expiry date	Exercise price	December 31, 2019	Granted	Exercised		Expired	December 31, 2020
April 10, 2020	$1.03	90,000	-	-		(90,000)	-
April 30, 2020	$1.53	500,000	-	-		(500,000)	-
April 30, 2020	$1.14	100,000	-	-		(100,000)	-
April 30, 2020	$1.04	100,000	-	-		(100,000)	-
June 8, 2020	$0.98	2,180,000	-	-		(2,180,000)	-
September 30, 2020	$1.25	1,095,000	-	(25,000)		(1,070,000)	-
September 30, 2020	$0.83	106,000	-	(106,000	) (i)	-	-
September 30, 2020	$0.79	170,000	-	(150,000	) (i)	(20,000)	-
December 13, 2020	$0.86	762,000	-	(635,000	) (i)	(127,000)	-
February 7, 2021	$1.11	300,000	-	-		-	300,000
February 7, 2021	$0.84	425,000	-	-		-	425,000
March 29, 2021	$1.08	400,000	-	-		-	400,000
March 29, 2021	$0.90	100,000	-	-		-	100,000
May 6, 2021	$0.69	557,000	-	-		-	557,000
July 7, 2021	$0.80	1,612,000	-	-		-	1,612,000
August 13, 2021	$1.01	150,000	-	-		-	150,000
September 16, 2021	$0.90	1,160,000	-	-		(5,000)	1,155,000
December 12, 2021	$1.00	200,000	-	-		-	200,000
March 4, 2022	$0.47	-	1,130,000	(5,000)		-	1,125,000
April 30, 2022	$0.41	-	115,000	(15,000)		-	100,000
April 30, 2022	$0.58	-	220,000	-		-	220,000
May 31, 2022	$0.62	-	700,000	-		-	700,000
June 9, 2022	$0.64	-	2,180,000	-		-	2,180,000
October 3, 2022	$1.13	-	1,346,000	-		-	1,346,000
December 15, 2022	$0.89	-	972,000	-		-	972,000
Options outstanding and exercisable		10,007,000	6,663,000	(936,000)		(4,192,000)	11,542,000
Weighted average exercise price		$0.97	$0.74	$0.85		$1.12	$0.80

(i)	In accordance with the Company's stock option plan, options holders exercised
100,000,
68,000
and
580,000
stock options on a cashless basis at an exercise price of
$0.79,
$0.83
and
$0.86
respectively. The total number of shares issued in connection with the cashless exercise of options was
105,877.

The weighted average remaining life of stock options outstanding at
December 31, 2020
was
1.08
years (
2019
–
1.02
years).

Expiry date	Exercise price	December 31, 2018	Granted	Exercised	Expired	December 31, 2019
January 2, 2019	$1.04	375,000	-	-	(375,000)	-
March 17, 2019	$1.35	207,000	-	-	(207,000)	-
May 4, 2019	$1.99	175,000	-	-	(175,000)	-
May 19, 2019	$1.84	75,000	-	-	(75,000)	-
June 12, 2019	$1.89	75,000	-	-	(75,000)	-
July 2, 2019	$1.32	150,000	-	-	(150,000)	-
July 2, 2019	$1.19	60,000	-	-	(60,000)	-
July 2, 2019	$1.34	1,427,000	-	-	(1,427,000)	-
September 19, 2019	$1.40	1,160,000	-	-	(1,160,000)	-
April 10, 2020	$1.03	90,000	-	-	-	90,000
April 30, 2020	$1.53	500,000	-	-	-	500,000
April 30, 2020	$1.14	100,000	-	-	-	100,000
April 30, 2020	$1.04	100,000	-	-	-	100,000
June 8, 2020	$0.98	2,180,000	-	-	-	2,180,000
September 30, 2020	$1.25	1,095,000	-	-	-	1,095,000
September 30, 2020	$0.83	106,000	-	-	-	106,000
September 30, 2020	$0.79	170,000	-	-	-	170,000
December 13, 2020	$0.86	762,000	-	-	-	762,000
February 7, 2021	$1.11	300,000	-	-	-	300,000
February 7, 2021	$0.84	-	425,000	-	-	425,000
March 29, 2021	$1.08	400,000	-	-	-	400,000
March 29, 2021	$0.90	-	100,000	-	-	100,000
May 6, 2021	$0.69	-	557,000	-	-	557,000
July 7, 2021	$0.80	-	1,612,000	-	-	1,612,000
August 13, 2021	$1.01	-	150,000	-	-	150,000
September 16, 2021	$0.90	-	1,160,000	-	-	1,160,000
December 12, 2021	$1.00	200,000	-	-	-	200,000
Options outstanding and exercisable		9,707,000	4,004,000	-	(3,704,000)	10,007,000
Weighted average exercise price		$1.19	$0.83	-	$1.38	$0.97

The weighted average remaining life of stock options outstanding at
December 31, 2019
was
1.02
years (
2018
–
1.24
years).

Expiry date	Exercise price	December 31, 2017	Granted	Exercised		Expired	December 31, 2018
April 4, 2018	$1.74	90,000	-	-		(90,000)	-
May 6, 2018	$1.41	100,000	-	-		(100,000)	-
June 8, 2018	$1.44	1,915,000	-	-		(1,915,000)	-
June 18, 2018	$1.46	250,000	-	-		(250,000)	-
June 29, 2018	$1.71	15,000	-	-		(15,000)	-
August 9, 2018	$1.91	491,000	-	-		(491,000)	-
September 15, 2018	$1.85	170,000	-	-		(170,000)	-
December 11, 2018	$0.72	590,000	-	(575,000	) (i)	(15,000)	-
December 11, 2018	$1.68	150,000	-	-		(150,000)	-
December 11, 2018	$1.80	20,000	-	-		(20,000)	-
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	207,000	-	-		-	207,000
May 4, 2019	$1.99	175,000	-	-		-	175,000
May 19, 2019	$1.84	75,000	-	-		-	75,000
June 12, 2019	$1.89	75,000	-	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	1,427,000	-	-		-	1,427,000
September 19, 2019	$1.40	1,160,000	-	-		-	1,160,000
April 10, 2020	$1.03	-	90,000	-		-	90,000
April 30, 2020	$1.53	500,000	-	-		-	500,000
April 30, 2020	$1.14	100,000	-	-		-	100,000
April 30, 2020	$1.04	-	100,000	-		-	100,000
June 8, 2020	$0.98	-	2,180,000	-		-	2,180,000
September 30, 2020	$1.25	1,195,000	-	-		(100,000)	1,095,000
September 30, 2020	$0.83	-	106,000	-		-	106,000
September 30, 2020	$0.79	-	170,000	-		-	170,000
December 13, 2020	$0.86	-	762,000	-		-	762,000
February 7, 2021	$1.11	-	300,000	-		-	300,000
March 29, 2021	$1.08	-	400,000	-		-	400,000
December 12, 2021	$1.00	-	200,000	-		-	200,000
Options outstanding and exercisable		9,290,000	4,308,000	(575,000)		(3,316,000)	9,707,000
Weighted average exercise price		$1.39	$0.97	$0.72		$1.54	$1.19

(j)	In accordance with the Company's stock option plan, options holders exercised
552,000
stock options on a cashless basis at an exercise price of
$0.72.
The total number of shares issued in connection with the cashless exercise of options was
64,094.

The weighted average remaining life of stock options outstanding at
December 31, 2018
was
1.24
years (
2017
–
1.33
years).

The fair value of options granted during the years ended
December 31, 2020,
2019
and
2018,
calculated using the Black-Scholes option-pricing model at grant date, are as follows:

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
972,000	December 15, 2020	$0.35	0.25%	2	76.39%	$Nil
1,346,000	October 1, 2020	$0.35	0.24%	2	65.81%	$Nil
2,180,000	June 9, 2020	$0.25	0.28%	2	62.07%	$Nil
700,000	May 1, 2020	$0.20	0.30%	2	61.30%	$Nil
220,000	April 29, 2020	$0.22	0.32%	2	61.31%	$Nil
115,000	April 13, 2020	$0.12	0.33%	2	60.60%	$Nil
1,130,000	March 4, 2020	$0.20	0.92%	2	55.66%	$Nil
1,160,000	September 16, 2019	$0.29	1.60%	2	50.73%	$Nil
150,000	August 13, 2019	$0.28	1.35%	2	50.20%	$Nil
1,612,000	July 4, 2019	$0.19	1.58%	2	45.82%	$Nil
557,000	May 6, 2019	$0.17	1.59%	2	45.42%	$Nil
100,000	March 1, 2019	$0.22	1.68%	2	50.79%	$Nil
425,000	January 3, 2019	$0.31	1.91%	2	50.28%	$Nil
762,000	December 13, 2018	$0.24	1.89%	2	49.38%	$Nil
200,000	December 12, 2018	$0.28	2.06%	3	49.50%	$Nil
170,000	September 26, 2018	$0.25	2.19%	2	47.93%	$Nil
106,000	August 15, 2018	$0.21	2.09%	2	48.39%	$Nil
2,180,000	June 18, 2018	$0.29	1.85%	2	51.53%	$Nil
100,000	May 7, 2018	$0.33	1.95%	2	55.21%	$Nil
90,000	April 10, 2018	$0.31	1.85%	2	55.18%	$Nil
400,000	March 29, 2018	$0.42	1.94%	3	55.10%	$Nil
300,000	February 7, 2018	$0.48	1.99%	3	64.14%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended
December 31, 2020
was
$1,784,500
(
2019
-
$933,120;
2018
-
$1,308,740
).